SUPPLEMENTARY INFORMATION (Schedule of Cost of Revenues) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Industrial operations:
Materials consumed	$ 2,263	$ 1,635	$ 994
Payroll and related expenses	504	479	503
Subcontracted work	306	278	312
Depreciation and amortization	1	2	3
Other production expenses	808	751	667
Total cost of revenues	$ 3,882	$ 3,145	$ 2,479